Contingent liability (Details Narrative) $ in Millions	Mar. 27, 2023 USD ($)	Aug. 09, 2022 GBP (£) shares	Apr. 03, 2023 shares	Feb. 10, 2022 shares	Aug. 25, 2020 shares
Disclosure of contingent liabilities [line items]
Number of shares issued		11,678	200,000	63,280	15,891
Number of warrants issued to note holder		358,936
Aggregate amount | $	$ 4.9
Legal proceedings contingent liability [member]
Disclosure of contingent liabilities [line items]
Face value of note demanding with interest | £		£ 860,000
Ordinary shares [member]
Disclosure of contingent liabilities [line items]
Number of shares issued		179,468
Ordinary Shares And Warrant [Member]
Disclosure of contingent liabilities [line items]
Aggregate amount | £		£ 762,740